COMPANY'S OPERATIONS	12 Months Ended
Dec. 31, 2021
COMPANY'S OPERATIONS
COMPANY'S OPERATIONS
1.	COMPANY´S OPERATIONS

Suzano S.A., together with its associates (“Suzano” or collectively “Company”), is a public company with its headquarters office in Brazil, at Avenida Professor Magalhães Neto, no. 1,752 - 10th floor, rooms 1010 and 1011, Bairro Pituba, in the city of Salvador, State of Bahia, and the main business office in the city of São Paulo.

Suzano owns shares traded in B3 S.A. (“Brasil, Bolsa, Balcão - “B3”), listed on the New Market under the ticker SUZB3 and American Depositary Receipts ("ADRs") in a ratio of 1 (one) common share, Level II, traded in the New York Stock Exchange (“NYSE”) under the ticker SUZ.

The Company holds 12 industrial units, located in the cities of Cachoeiro de Itapemirim and Aracruz (Espírito Santo, State), Belém (Pará, State), Eunápolis and Mucuri (Bahia, State), Maracanaú (Ceará, State), Imperatriz (Maranhão, State), Jacareí, Limeira, Rio Verde and Suzano, being 2 units (São Paulo, State) and Três Lagoas (Mato Grosso do Sul, State). Additionally, it has 5 technology centers, 21 distribution centers and 3 ports, all located in Brazil.

These units produce hardwood pulp from eucalyptus, paper (coated paper, paperboard, uncoated paper and cut size paper) and packages of sanitary paper (consumer goods - tissue) to serve the domestic and foreign markets.

Pulp and paper are sold in the foreign market directly by Suzano, as well as through its wholly-owned associates in Austria, the United States of America, Switzerland and Argentina and sales offices in China.

The Company's operations also include the commercial operation of eucalyptus forest for its own use, the operation of port terminals, and the holding of interest, as partner or shareholder, in any other company or enterprise, and the generation and sale of electricity.

The Company is controlled by Suzano Holding S.A., through a voting agreement whereby it holds 45.72% of the common shares of its share capital.

The financial statements were approved and their issuance authorized by the Board of Directors on February 9, 2022.

1.1.	Equity interest

The Company holds equity interest in the following entities:

					% equity interest
			Type of	Accounting	December 31,	December 31,
Entity	Main activity	Country	investment	method	2021	2020
Celluforce Inc.	Nanocrystalline pulp research and development	Canada	Direct	Fair value through other comprehensive income	8.28%	8.28%
Ensyn Corporation (1)	Biofuel research and development	United States of America	Direct	Equity	26.24%	25.30%
F&E Technologies LLC	Biofuel production, except alcohol	United States of America	Direct	Equity	50.00%	50.00%
F&E Tecnologia do Brasil S.A.	Biofuel production, except alcohol	Brazil	Direct	Consolidated	100.00%	100.00%
Fibria Celulose (USA) Inc.	Business office	United States of America	Direct	Consolidated	100.00%	100.00%
Fibria Overseas Finance Ltd.	Financial fundraising	Cayman Island	Direct	Consolidated	100.00%	100.00%
Fibria Terminal de Celulose de Santos SPE S.A.	Port operation	Brazil	Direct	Consolidated	100.00%	100.00%
Ibema Companhia Brasileira de Papel	Industrialization and commercialization of paperboard	Brazil	Direct	Equity	49.90%	49.90%
Maxcel Empreendimentos e Participações S.A.	Holding	Brazil	Direct	Consolidated	100.00%	100.00%
Itacel - Terminal de Celulose de Itaqui S.A.	Port operation	Brazil	Indirect	Consolidated	100.00%	100.00%
Mucuri Energética S.A.	Power generation and distribution	Brazil	Direct	Consolidated	100.00%	100.00%
Paineiras Logística e Transportes Ltda.	Road freight transport	Brazil	Direct	Consolidated	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A.	Port operation	Brazil	Direct	Consolidated	51.00%	51.00%
Projetos Especiais e Investimentos Ltda.	Commercialization of equipment and parts	Brazil	Direct	Consolidated	100.00%	100.00%
Rio Verde Participações e Propriedades Rurais S.A.	Forest assets	Brazil	Direct	Consolidated	100.00%	100.00%
SFBC Participações Ltda.	Packaging production	Brazil	Direct	Consolidated	100.00%	100.00%
Spinnova Plc (2)/(3)	Research and development of sustainable raw materials (wood) for the textile industry	Finland	Direct	Equity	19.14%	23.44%
Stenfar S.A. Indl. Coml. Imp. Y. Exp.	Commercialization of paper and computer materials	Argentina	Direct	Consolidated	100.00%	100.00%
Suzano Austria GmbH.	Business office	Austria	Direct	Consolidated	100.00%	100.00%
Suzano Canada Inc.	Lignin research and development	Canada	Direct	Consolidated	100.00%	100.00%
Suzano Finland Oy(4)	Industrialization, commercialization of cellulose, microfibrillated cellulose and paper.	Finland	Direct	Consolidated	100.00%
Suzano International Trade GmbH.	Business office	Austria	Direct	Consolidated	100.00%	100.00%
Suzano Operações Industriais e Florestais S.A.	Industrialization, commercialization and exportation of pulp	Brazil	Direct	Consolidated	100.00%	100.00%
Suzano Pulp and Paper America Inc.	Business office	United States of America	Direct	Consolidated	100.00%	100.00%
Suzano Pulp and Paper Europe S.A.	Business office	Switzerland	Direct	Consolidated	100.00%	100.00%
Suzano Shanghai Ltd.	Business office	China	Direct	Consolidated	100.00%	100.00%
Suzano Trading International KFT	Business office	Hungary	Direct	Consolidated	100.00%	100.00%
Suzano Trading Ltd.	Business office	Cayman Island	Direct	Consolidated	100.00%	100.00%
FuturaGene Ltd. (5)	Biotechnology research and development	England	Direct	Consolidated	100.00%	100.00%
FuturaGene AgriDev Xinjiang Company Ltd. (6)	Biotechnology research and development	China	Indirect	Consolidated		100.00%
FuturaGene Biotechnology Shangai Company Ltd.	Biotechnology research and development	China	Indirect	Consolidated	100.00%	100.00%
FuturaGene Delaware Inc.	Biotechnology research and development	United States of America	Indirect	Consolidated	100.00%	100.00%
FuturaGene Israel Ltd.	Biotechnology research and development	Israel	Indirect	Consolidated	100.00%	100.00%
FuturaGene Hong Kong Ltd.	Biotechnology research and development	Hong Kong	Indirect	Consolidated	100.00%	100.00%
FuturaGene Inc.	Biotechnology research and development	United States of America	Indirect	Consolidated	100.00%	100.00%
Veracel Celulose S.A.	Industrialization, commercialization and exportation of pulp	Brazil	Direct	Proportional Consolidated	50.00%	50.00%
Woodspin Oy (7)	Development, production, distribution and commercialization of wood-based textile fibers, yarns and filaments, produced from cellulose and microfibrillated cellulose.	Finland	Direct/Indirect	Equity	50.00%
1)	Increase in equity interest due to the contribution made by the Company.
2)	On June 24, 2021, dilution of Company’s in the records of the aforementioned lawsuit, the Company decided not to add the profit interest due to IPO and issuance of new shares by the associate (note 1.2.5).
3)	On July 1, 2021, dilution of Company’s interest due issuance of supplementary share option by the associate (note 1.2.5).
4)	On April 9, 2021, acquisition of legal entity CS Holding 99 Oy and subsequent change of corporate name to Suzano Finland Oy.
5)	On December 23,2021, full transfer of the equity interest from Suzano Trading Ltd. to Suzano S.A.
6)	On March 18, 2021, company dissolution.
7)	On March 23, 2021, established of joint venture controlled with Spinnova Plc, a company located in Finland.

1.2.	Major events in year ended
1.2.1.	Effects arising from COVID 19

With the advent of the pandemic of COVID-19, popularly known as coronavirus, Suzano has adopted and has maintained preventive and mitigating measures, in compliance with rules and policies established by national and international health authorities, in order to minimize, the harmful effects of the pandemic, referring to the safety of people, society and their businesses.

Thus, Company's initiatives are based on three pillars:

(i)

Protection for people: in order to provide security to its employees and third parties workers on site, Suzano adopted a series of measures to minimize exposure of its team and / or mitigate exposure risks.

(ii)

Protection of society: one of Suzano's three cultural drivers is: “It is only good for us, if it is good for the world”. Since the beginning of the pandemic, Suzano has adopted a series of measures to protect society, including:

●	Donation of toilet paper, napkins and disposable diapers produced by the Company for needy regions.
●	Acquisition of 159 respirators and 1,000,000 hospital masks for donation to the Federal and State Governments.
●	Participation in joint action with Positivo Tecnologia, Klabin, Flextronics and Embraer, to support the Brazilian company Magnamed, in the production of respirators to deliver to the Federal Government. Suzano's disbursement in this action was R$9,584 in 2020.
●	Construction of a field hospital in Teixeira de Freitas (BA) in conjunction with Veracel, which has already been handed over to the state government and opened in July 2020.
●	Establishment a partnership with Fatec of Capão Bonito for the production of gel alcohol.
●	Loan of forklifts to move donations received by the Red Cross.
●	Maintenance of all direct jobs.
●	Maintenance, for 90 days (until the end of June 2020) of payment of 100% of the cost of the payroll of service providers' workers who had their activities suspended due to the pandemic, aiming at the consequent preservation of jobs.
●	Creation of a support program for small suppliers, a social support program for small farmers to sell their products through the home delivery system in 38 communities supported by Suzano's Rural and Territorial Development Program (“PDRT”) in 5 states and social program with the objective of provide 125,000 masks in communities for donation in 5 states.
●	Launch a program to support its portfolio of small and medium-sized paper customers entitled “Tamo Junto” with the objective of ensuring that these companies have the financial and management capacity to resume activities.
●	Support for the State Government of Maranhão in setting up the Imperatriz Temporary Hospital, donating R$2,798.
●	Provision of 280,000 cubic meters of oxygen to the State of Amazonas.
●	Construction of a new treatment center for COVID-19 in São Paulo, in partnership with Gerdau, BTG Pactual, Península Participações and through joint efforts with Hospital Israelita Albert Einstein and the Municipal Government of São Paulo.
●	Donation of oxygen concentrators acquired in a joint action involving Suzano, Bradesco, BRF, B3, Embraer, Gerdau, Ultra Group, Itaú Unibanco, Magazine Luiza, Marfrig, Natura&Co and Unipar, which were delivered to the Ministry of Health, who will be responsible to carry out the logistics for the distribution of concentrators.
●	Donation of 85,782 cubic meters of oxygen to Imperatriz in the State of Maranhão and 1,300 cubic meters to Aracruz in the State of Espírito Santo.
●	Joint efforts to accelerate the Brazilian vaccination program through participation in the group "Unidos pela Vacina" with the donation of cold rooms and thermal boxes, to municipalities in Bahia and Espírito Santo.
●	Donation of basic food baskets and personal protective equipaments kits (masks, sanitizer, aprons, caps and gloves).

The disbursements made for carrying out the social actions implemented by Suzano, totaled R$25,285 through December 31, 2021 (R$48,590 as of December 31, 2020) (Note 30).

(iii)	Protection for business: to date, the Company continues with its normal operations and a crisis management committee has been implemented.

The paper and pulp sector were recognized by the World Health Organization (“WHO”), as well as by several countries, as a producer of goods essential to society. Therefore, in order to fulfill the responsibility arising from the essentiality of the business, Suzano has taken measures to ensure, to the greatest extent possible, operational normality and full service to its customers, increasing the level of wood and raw material inventories in the factories and has been advancing its inventories of finished goods product bringing them closer to their customers to mitigate possible risks of disruption in the factories' supply chain and the sale of their products.

The current situation resulting from the COVID-19 also implies a higher credit risk, especially for its customers in the paper business. Thus, the Company has also been monitoring the evolution of this risk and implementing measures to mitigate it, and so far, there has been no significant financial impact.

As previously disclosed during the year 2020, the Company temporarily stopped production for 30 days on April 27, 2020 and May 1, 2020 on the paper production lines of the Mucuri and Rio Verde industrial units, respectively, however, the activities of the factories were resumed at normal level at the beginning of July 2020 and have been maintained until now.

Finally, it is worth noting that, as a result of the current scenario, the Company has made and maintained a vast communication effort to its main stakeholders, ensuring transparency and adequate flow of information about dynamics of the social and economic conjuncture.

1.2.2.	Conclusion of commitment to purchase and sale of rural properties and forests with conditions precedent (“Closing”)

On January 5, 2021, through a Notice to the Market, the Company informed the conclusion of the transaction with Bracell SP Celulose Ltda.(“Bracell”) and Turvinho Participações Ltda. (“Turvinho”), receiving the final purchase price of R$1,056,755 in connection with the terms of the purchase and sale of rural properties and forests, with the conditions precedent agreement signed between the parties.

From the total amount received:

i)	R$375,860 was recognized in other liabilities, since it is related to the sale of eucalyptus forests (mature) and biological assets in formation (immature), which will be recognized in other operating results upon fulfillment of performance obligations related to the delivery of the wood, scheduled for 2027; and
ii)	R$680,895 was recognized in other operating results, in compliance with the obligation to delivery and transfer the possession of the rural properties. The cost of properties in the amount of R$289,867, previously classified non-current assets held for sale, was realized and recognized in other operating results, generating a net income of R$391,028.

In addition, of the amount received for the sale of rural properties, R$50,415 was classified as marketable securities of long-term as escrow account, whose amount will only be released after compliance with the documentary regularization of certain rural properties as defined in the terms of the purchase and sale. Regularization costs were estimated at R$8,000 and were recognized in the other operating results.

For the year ended December 31, 2021, the Company recognized sales revenue in the amount of R$833,640 because of the transfer of control of part of the assets.

1.2.3.	New facility in Cachoeiro de Itapemirim (ES)

In early 2021, the Company inaugurated a new facility located in the city of Cachoeiro de Itapemirim, in the state of Espírito Santo, which convert tissue paper (soft and high-absorption papers) into finished products.

Mimmo and Max Pure brand toilet papers are produced. The facility has an estimated capacity to produce 30 thousand tons per year of toilet paper, which is equivalent to 1,000,000 rolls/day.

1.2.4.	Cerrado Project Approval

On May 12, 2021, the Company communicated through material fact, that its Board of Directors approved, subject to the conditions below, the realization of investment for construction of a new pulp production mill with a nominal capacity of 2,300,000 tons of eucalyptus pulp per year, in the municipality of Ribas do Rio Pardo, in the state of Mato Grosso do Sul, known as Cerrado Project (“Cerrado Project” or “Project”).

The Project is financed by the Company’s cash position and cash generation from current businesses, which can be complemented by financing, provided that the conditions are attractive in terms of cost and term.

The Cerrado Project represents an important advance in the Company’s long-term strategy, contributing to the expansion of its structural competitiveness, meeting the growing demand for hardwood pulp and Suzano’s evolution in sustainability – especially regarding climate and waste, providing a major carbon capture increase arising from the new forest base.

In addition, the expectation is that the new plant will have an excess capacity for generating renewable energy of approximately 180 average megawatts, being also considered in the industry as free from fossil fuels, a new milestone for Suzano in eco-efficiency that demonstrates its commitment to society and the planet.

On October 28, 2021, continuing the material fact disclosed by the Company on May 12, 2021, the Company's Board of Directors authorized and definitively approved the realization of investments related to the Cerrado Project,  in view of the implementation of the deliberate conditions upon which were (i) the Company’s commitment to financial discipline, maintaining compliance with the parameters established in the Suzano’s Debt Management Policy; and (ii) the conclusion of the negotiation of the acquisition of the equipment and services necessary to carry out the Project, under satisfactory conditions, to be subsequently evaluated and resolved by the Board of Directors.

The new plant will have an estimated nominal capacity of 2,550,000 tons of eucalyptus pulp production per year, thus, exceeding the nominal annual capacity initially forecast of 2,300,000 tons. The Company estimates that the new plant will start operating in the second semester of 2024.

On November 5, 2021, continuing the material fact disclosed on October 28, 2021, the Company informed that in addition to the industrial capital investment of R$14,700,000, of which approximately 75% are contractual commitments arising from the acquisition of property, plant and equipment, estimates an additional amount of R$4,600,000, which includes forestry, logistics, and chemical plant investments, among others, totaling a total expenditure of R$19,300,000 for the full execution of the Cerrado Project, with disbursement distributed from 2021 and 2024.

1.2.5.	Investment remeasurement – Spinnova

On May 17, 2021, the Company increased its capital in associate Spinnova by EUR5,000 (equivalent to R$32,820 on the transaction date), changing the interest percentage from 23.44% to 27.15% and thus holding 9,808,530 shares, which generated a goodwill of R$22,553.

On June 24, 2021, the associate Spinnova concluded its IPO (“Initial Public Offering – IPO”) on the Nasdaq First North Growth Market (“NFNGM”), with the issuance of 13,140,605 shares and raising EUR100,000 (equivalent to R$587,560 on the transaction date). The Spinnova’s shares are traded under the ticker SPINN and are renamed as Spinnova Plc (“Public Limited Company”) (previously called as Spinnova Oy (Oy is the equivalent of a limited company in Finland)).

The NFNGM is Nasdaq’s nordic growth market, designed for small and growing companies, according to the guidelines of the capital market as implemented in the national legislation of Denmark, Finland and Sweden and operate by an exchange within the Nasdaq Group. Companies listed on NFNGM are subject do less extensive rules than companies listed on a regulated market, such as the Helsinki Stock Exchange.

As a result of the issuance of shares, the percentage of ownership held by Suzano in relation to the investment in Spinnova decreased from 27.15% to 19.91%.

The effects of Spinnova’s capitalization arising from the IPO, generated the dilution of interest, and consequent gain on the remeasurement of the investment in the amount of EUR19,495 (equivalent to R$115,562 on the transaction date) excluding goodwill, arising from the difference between the investment before the IPO in the amount of EUR1,541 (equivalent to R$9,134 on the transaction date) and investment after IPO in the amount of EUR21,037 (equivalent to R$124,696 on June 30, 2021), according to the new interest percentage. The gain was recorded as a debit under investments against income from associates and joint ventures, considering that investment was already recognized by the equity method, as an associate, which remained after the effect of dilution, in view of the assessment made by the Management, in accordance with the requirements of IAS 28 – Investment in  associates and joint ventures, from its significant influence on the governance and management of the associate, which has not had significant changes due to the IPO process.

As part of the transaction, the Company proportionally realized the goodwill in the amount of R$24,569, being a credit recorded in the investments against the loss from associates and joint ventures and the effect of exchange rate variation on Spinnova’s investment abroad in the amount of R$746, being recorded as a debit under the heading of realization of comprehensive income, in the group of other comprehensive income, against to income from associates and joint ventures statement.

On July 1, 2021, in connection with the IPO, Spinnova issued a supplementary share option, subscribing 1,971,090 new shares and raising EUR15,078 (equivalent to R$89,375 on the transaction date) excluding goodwill, which resulted, again, in the dilution of the interest from 19.91% to 19.14%, as well as in a gain on the changing the interest percentage of the investment in the amount of EUR2,098 (equivalent to R$12,436 on the transaction date), arising from the difference between the investment before the IPO in the amount of EUR21,037 (equivalent to R$124,696 on June 30, 2021) and investment after the IPO in the amount of EUR23,133 (equivalent to R$137,132 on July 1, 2021), and proportional realization of the goodwill in the amount of R$2,601, being the effects recorded in the investments against to income from associates and joint ventures statement and the effect of exchange variation on Spinnova’s investment abroad in the amount of R$79, being recorded in the caption of realization of comprehensive income, in the group of other comprehensive income, against to income from associates and joint ventures statement.

For the year ended December 31, 2021, as a result of the events described above, the Company recorded a gain of R$100,827 in the statement of income for the year as income from associates and joint ventures.